Business Acquisitions (Details) - Schedule of Final Purchase Price Allocation - USD ($)						9 Months Ended	12 Months Ended
	Jul. 29, 2022	Jun. 15, 2022	May 18, 2022	Mar. 22, 2022	Mar. 15, 2022	Sep. 30, 2023	Dec. 31, 2022
Advanced Veterinary Care of Pasco [Member]
Consideration:
Cash paid prior to the time of closing						$ 850,000
Notes Payable						164,000	$ 164,000
Acquisition costs included in general and administrative						25,315	25,315
Recognized amounts of identifiable assets acquired
Inventory						35,000	35,000
Furniture, fixtures & equipment						144,904	144,904
Tradename – trademarks (5-year life)							157,000
Total identifiable net assets assumed							460,004
Non-compete agreement (2-year life)							157,000
Client list (5-year life)							157,000
Goodwill						553,996	553,996
Total						1,014,000	1,014,000
Advanced Veterinary Care of Pasco [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						97,600	97,600
Non-compete agreement (2-year life)						97,600	97,600
Client list (5-year life)						97,600	97,600
Advanced Veterinary Care of Pasco [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						25,500	25,500
Non-compete agreement (2-year life)						25,500	25,500
Client list (5-year life)						25,500	25,500
Advanced Veterinary Care of Pasco [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						157,000
Total identifiable net assets assumed						460,004
Non-compete agreement (2-year life)						157,000
Client list (5-year life)						157,000
Lytle Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing					$ 662,469	1,342,469
Notes Payable						100,000	100,000
Acquisition costs included in general and administrative						43,605	43,605
Recognized amounts of identifiable assets acquired
Inventory						28,894	28,894
Buildings						660,000	660,000
Land						120,000	120,000
Furniture, fixtures & equipment						22,991	22,991
Goodwill						431,084	431,084
Total						1,442,469	1,442,469
Lytle Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						23,200	23,200
Non-compete agreement (2-year life)						23,200	23,200
Client list (5-year life)						23,200	23,200
Lytle Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						116,000	116,000
Total identifiable net assets assumed						1,011,385	1,011,385
Non-compete agreement (2-year life)						116,000	116,000
Client list (5-year life)						116,000	116,000
Lytle Veterinary Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						40,300	40,300
Non-compete agreement (2-year life)						40,300	40,300
Client list (5-year life)						40,300	40,300
Southern Kern Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing				$ 1,500,000		2,000,000
Acquisition costs included in general and administrative						34,812	34,812
Recognized amounts of identifiable assets acquired
Inventory						25,000	25,000
Buildings						425,156	425,156
Land						74,844	74,844
Furniture, fixtures & equipment						176,862	176,862
Goodwill						952,738	952,738
Total						2,000,000	2,000,000
Southern Kern Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						38,600	38,600
Non-compete agreement (2-year life)						38,600	38,600
Client list (5-year life)						38,600	38,600
Southern Kern Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						249,000	249,000
Total identifiable net assets assumed						1,047,262	1,047,262
Non-compete agreement (2-year life)						249,000	249,000
Client list (5-year life)						249,000	249,000
Southern Kern Veterinary Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						57,800	57,800
Non-compete agreement (2-year life)						57,800	57,800
Client list (5-year life)						57,800	57,800
Bartow Animal Clinic [Member]
Consideration:
Cash paid prior to the time of closing			$ 1,055,000			1,305,000
Notes Payable						100,000	100,000
Acquisition costs included in general and administrative						14,960	14,960
Recognized amounts of identifiable assets acquired
Inventory						15,000	15,000
Buildings						230,000	230,000
Land						60,000	60,000
Furniture, fixtures & equipment						171,984	171,984
Goodwill						774,316	774,316
Total						1,405,000	1,405,000
Bartow Animal Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						13,900	13,900
Non-compete agreement (2-year life)						13,900	13,900
Client list (5-year life)						13,900	13,900
Bartow Animal Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						90,000	90,000
Total identifiable net assets assumed						630,684	630,684
Non-compete agreement (2-year life)						90,000	90,000
Client list (5-year life)						90,000	90,000
Bartow Animal Clinic [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						49,800	49,800
Non-compete agreement (2-year life)						49,800	49,800
Client list (5-year life)						49,800	49,800
Dietz Family Pet Hospital [Member]
Consideration:
Cash paid prior to the time of closing		$ 500,000				450,000
Notes Payable						50,000	50,000
Acquisition costs included in general and administrative						20,193	20,193
Recognized amounts of identifiable assets acquired
Inventory						21,000	21,000
Furniture, fixtures & equipment						59,151	59,151
Goodwill						337,849	337,849
Total						500,000	500,000
Dietz Family Pet Hospital [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						12,200	12,200
Non-compete agreement (2-year life)						12,200	12,200
Client list (5-year life)						12,200	12,200
Dietz Family Pet Hospital [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						32,000	32,000
Total identifiable net assets assumed						162,151	162,151
Non-compete agreement (2-year life)						32,000	32,000
Client list (5-year life)						32,000	32,000
Dietz Family Pet Hospital [Member] | Trademarks and Trade Names [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						37,800	37,800
Non-compete agreement (2-year life)						37,800	37,800
Client list (5-year life)						37,800	37,800
Aberdeen Veterinary Clinic [Member]
Consideration:
Cash paid prior to the time of closing	$ 574,683					524,683
Convertible Notes Payable						50,000	50,000
Acquisition costs included in general and administrative						17,762	17,762
Recognized amounts of identifiable assets acquired
Inventory						20,000	20,000
Furniture, fixtures & equipment						145,982	145,982
Goodwill						355,401	355,401
Total						574,683	574,683
Aberdeen Veterinary Clinic [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						18,600	18,600
Non-compete agreement (2-year life)						18,600	18,600
Client list (5-year life)						18,600	18,600
Aberdeen Veterinary Clinic [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						9,700	9,700
Non-compete agreement (2-year life)						9,700	9,700
Client list (5-year life)						9,700	9,700
Aberdeen Veterinary Clinic [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						25,000	25,000
Total identifiable net assets assumed						219,282	219,282
Non-compete agreement (2-year life)						25,000	25,000
Client list (5-year life)						25,000	25,000
All Breed Pet Care [Member]
Consideration:
Cash paid prior to the time of closing						2,077,000
Convertible Notes Payable						75,000	75,000
Acquisition costs included in general and administrative						15,000	15,000
Recognized amounts of identifiable assets acquired
Inventory						45,000	45,000
Buildings						1,045,000	1,045,000
Land						155,000	155,000
Furniture, fixtures & equipment						170,013	170,013
Goodwill						445,587	445,587
Total						2,152,000	2,152,000
All Breed Pet Care [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						63,600	63,600
Non-compete agreement (2-year life)						63,600	63,600
Client list (5-year life)						63,600	63,600
All Breed Pet Care [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						31,800	31,800
Non-compete agreement (2-year life)						31,800	31,800
Client list (5-year life)						31,800	31,800
All Breed Pet Care [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						196,000	196,000
Total identifiable net assets assumed						1,706,413	1,706,413
Non-compete agreement (2-year life)						196,000	196,000
Client list (5-year life)						196,000	196,000
Pony Express [Member]
Consideration:
Cash paid prior to the time of closing						2,908,652
Convertible Notes Payable						200,000	200,000
Acquisition costs included in general and administrative						6,077	6,077
Recognized amounts of identifiable assets acquired
Inventory						44,000	44,000
Buildings						234,221	234,221
Land						265,779	265,779
Furniture, fixtures & equipment						253,072	253,072
Goodwill						1,348,280	1,348,280
Total						3,108,652	3,108,652
Pony Express [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						276,900	276,900
Non-compete agreement (2-year life)						276,900	276,900
Client list (5-year life)						276,900	276,900
Pony Express [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						120,400	120,400
Non-compete agreement (2-year life)						120,400	120,400
Client list (5-year life)						120,400	120,400
Pony Express [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						556,000	556,000
Total identifiable net assets assumed						1,760,372	1,760,372
Non-compete agreement (2-year life)						556,000	556,000
Client list (5-year life)						556,000	556,000
Williamsburg [Member]
Consideration:
Cash paid prior to the time of closing						750,000
Convertible Notes Payable						100,000	100,000
Acquisition costs included in general and administrative						19,196	19,196
Recognized amounts of identifiable assets acquired
Inventory						61,196	61,196
Buildings
Land
Furniture, fixtures & equipment						28,202	28,202
Goodwill						434,802	434,802
Total						850,000	850,000
Williamsburg [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						79,500	79,500
Non-compete agreement (2-year life)						79,500	79,500
Client list (5-year life)						79,500	79,500
Williamsburg [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						56,300	56,300
Non-compete agreement (2-year life)						56,300	56,300
Client list (5-year life)						56,300	56,300
Williamsburg [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						190,000	190,000
Total identifiable net assets assumed						415,198	415,198
Non-compete agreement (2-year life)						190,000	190,000
Client list (5-year life)						190,000	$ 190,000
Old 41 [Member]
Consideration:
Cash paid prior to the time of closing						1,415,000
Convertible Notes Payable						50,000
Acquisition costs included in general and administrative						12,820
Recognized amounts of identifiable assets acquired
Inventory						15,804
Buildings						570,000
Land						300,000
Furniture, fixtures & equipment						103,239
Goodwill						369,657
Total						1,465,000
Old 41 [Member] | Trademarks [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						44,900
Non-compete agreement (2-year life)						44,900
Client list (5-year life)						44,900
Old 41 [Member] | Noncompete Agreements [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						17,400
Non-compete agreement (2-year life)						17,400
Client list (5-year life)						17,400
Old 41 [Member] | Customer Lists [Member]
Recognized amounts of identifiable assets acquired
Tradename – trademarks (5-year life)						44,000
Total identifiable net assets assumed						1,095,343
Non-compete agreement (2-year life)						44,000
Client list (5-year life)						$ 44,000